Document and Entity Information	Mar. 17, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001744659
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	Akero Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38944
Entity Tax Identification Number	81-5266573
Entity Address, Address Line One	601 Gateway Boulevard
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	487-6488
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AKRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false